TAXATION (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Tax Contingency [Line Items]
Provision for certain immaterial risks	$ 5,600,000		$ 5,600,000		$ 4,600,000
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	11,700,000		11,700,000		$ 10,600,000
Deferred tax charge related to depreciation	600,000	$ 500,000	1,100,000	$ 1,000,000.0
Deferred tax expense related to new solidarity tax	$ 0	$ 1,400,000	$ 0	$ 1,400,000